GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Intangible asset amortization expense	$ 45,700	$ 60,000	$ 225,500	$ 209,200	$ 301,200
Impairment charges		$ 3,100	62,000		$ 0
Goodwill impairment loss			158,541
Events, Experiences & Rights [Member]
Goodwill [Line Items]
Impairment charges			55,800
Goodwill impairment loss			158,541
Representation [Member]
Goodwill [Line Items]
Impairment charges			$ 6,200	$ 2,500